FlowStone Opportunity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Investment Funds	Geographic Region*	Redemptions Permitted **	Redemption Notice Period**	Investment Strategy	Shares	Cost	Fair Value	% of Shareholders' Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	NA	NA	Leveraged Buyout		$395,654	$566,640	0.29%	3/3/2020
Fin VC Flagship II, LP(a)(b)	North America	NA	NA	Venture		692,700	675,982	0.35%	5/6/2021
Liquid Stock I, L.P.(a)(b)	North America	NA	NA	Private Equity Fund		3,018,968	4,325,473	2.21%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		1,127,772	1,578,214	0.81%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		278,236	246,372	0.13%	4/8/2020
Total Primary Investments (Cost $5,513,330) (3.79%)***							7,392,681

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	NA	NA	Private Credit		6,772,626	7,025,593	3.60%	10/31/2019
Ampersand CF Limited Partnership - Class A (a)(b)	North America	NA	NA	Leveraged Buyout		2,243,479	2,592,372	1.33%	10/29/2020
Ampersand CF Limited Partnership - Class B (a)(b)	North America	NA	NA	Leveraged Buyout		4,018,450	4,622,058	2.36%	10/29/2020
Ampersand 2006, L.P.(a)(b)(c)	North America	NA	NA	Venture		-	62,743	0.03%	12/31/2019
Audax Mezzanine Fund III, L.P.(a)(b)(c)	North America	NA	NA	Credit		916,367	123,003	0.06%	6/30/2021
BC European Capital IX, L.P.(a)(b)	Guernsey	NA	NA	Leveraged Buyout		11,507,979	18,634,515	9.52%	12/31/2020
Caltius Partners IV, L.P.(a)(b)	North America	NA	NA	Credit		4,722,855	5,294,650	2.71%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	NA	NA	Venture		432,808	886,849	0.45%	12/31/2019
Catterton Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		750,710	1,398,841	0.71%	12/31/2019
CRG Partners III (Holdings I) L.P.(a)(b)	North America	NA	NA	Credit		606,665	706,826	0.36%	1/1/2020
Crosslink Ventures V, L.P.(a)(b)	North America	NA	NA	Venture		468,540	578,592	0.30%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	NA	NA	Venture		291,049	337,000	0.17%	12/31/2019
DFJ Growth 2006 Continuation, L.P. (a)(b)(d)	North America	NA	NA	Leveraged Buyout		1,497,477	3,799,285	1.94%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	NA	NA	Leveraged Buyout		1,264,824	1,594,711	0.81%	6/30/2021
Emerald Partners V, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		733	11,461	0.01%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	NA	NA	Venture		287,373	275,633	0.14%	12/31/2019
Falcon Strategic Partners III, L.P. (a)(b)	North America	NA	NA	Credit		2,143,184	2,864,274	1.46%	6/30/2021
Fin Venture Capital I, L.P. (a)(b)	North America	NA	NA	Venture		3,535,432	9,635,067	4.92%	6/30/2020
Francisco Partners III (Cayman), L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		116,043	1,672,547	0.85%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		6,383	611,175	0.31%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		118,668	2,349,307	1.20%	12/31/2020
GCG Investors II-A, L.P.(a)(b)	North America	NA	NA	Credit		43,090	43,476	0.02%	6/30/2021
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	NA	NA	Leveraged Buyout		20,308,102	27,747,720	14.18%	6/22/2021
Icon Partners IV, L.P.(a)(b)(d)	North America	NA	NA	Leveraged Buyout		8,333,333	8,333,333	4.26%	5/21/2021
Institutional Venture Partners XII, L.P.(a)(b)	North America	NA	NA	Venture		342,941	98,760	0.05%	12/31/2019
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)(d)	Jersey	NA	NA	Credit		123,321	633,543	0.32%	6/30/2021
JK&B Capital V, L.P.(a)(b)(c)	North America	NA	NA	Venture		148,521	196,479	0.10%	12/31/2019
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		1,573,920	3,281,998	1.68%	12/31/2020
MDV IX, L.P.(a)(b)	North America	NA	NA	Venture		799,172	2,310,051	1.18%	12/31/2020
Morgenthaler Venture Partners IX, LP(a)(b)	North America	NA	NA	Venture		734,726	11,035,488	5.64%	12/31/2020
Northstar Mezzanine Partners V, L.P.(a)(b)	North America	NA	NA	Credit		3,460,432	4,057,416	2.07%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(a)(b)	North America	NA	NA	Credit		1,632,373	1,933,294	0.99%	6/30/2021
Park Square Capital Partners II, L.P.(a)(b)	Guernsey	NA	NA	Credit		1,824,970	2,304,305	1.18%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	NA	NA	Leveraged Buyout		449,508	5,569,848	2.85%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	NA	NA	Venture		1,865,426	3,450,918	1.76%	12/31/2019
Redpoint Ventures IV, L.P.(a)(b)	North America	NA	NA	Venture		3,075,823	3,902,130	1.99%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	NA	NA	Venture		918,894	1,152,293	0.59%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(d)	North America	NA	NA	Leveraged Buyout		1,475,282	1,609,498	0.82%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	NA	NA	Leveraged Buyout		456,905	725,968	0.37%	6/30/2021
Savant Growth Fund I, LP(a)(b)	North America	NA	NA	Leveraged Buyout		1,459,579	2,090,093	1.07%	12/8/2020
StepStone Real Estate Partners III, L.P.(a)(b)(d)	North America	NA	NA	Fund of Funds		195,984	281,043	0.14%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout		3,033,819	4,377,701	2.24%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	NA	NA	Credit		818,883	906,899	0.46%	6/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	NA	NA	Credit		25,926	342,632	0.18%	6/30/2021
Tudor Ventures III, L.P.(a)(b)	North America	NA	NA	Venture		83,402	174,500	0.09%	12/31/2019
TZP Capital Partners I (PIV), LP(a)(b)	North America	NA	NA	Leveraged Buyout		70,696	111,641	0.06%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)(b)	North America	NA	NA	Leveraged Buyout		582,911	904,487	0.46%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)(b)	North America	NA	NA	Leveraged Buyout		265,029	352,497	0.18%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	NA	NA	Venture		6,548,973	1,979,679	1.01%	12/31/2020
Total Secondary Investments (Cost $102,353,586) (79.18%)***							154,984,192
Total Investment Funds (Cost $107,866,916) (82.97%)***							$162,376,873

Investments in Securities
Common Stocks
CRISPR Therapeutics AG	Switzerland				4,617	$700,076	$747,446	0.38%	12/31/2020
Total Common Stocks (Cost $700,076) (0.38%)***							747,446
Total Investment in Securities (Cost $700,076) (0.38%)***							$747,446

Short-Term Investment (26.95%)***
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (e)					52,733,677		$52,733,677
Total Money Market Fund (Cost $52,733,677) (26.95%)***							$52,733,677

Total Investments (Cost $161,300,669) (110.30%)***							$215,857,996
Liabilities less other assets (-10.30%)***							(20,183,249)
Shareholders' Capital - 100.00%***							$195,674,747

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	The geographic region disclosed is based on where each Investment Fund is domiciled.
**	Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
***	As a percentage of total shareholders' capital.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(d)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.